Distribution Date:	01/18/23	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		Three Wells Fargo, MAC D1050-084, 401 South Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	380,315,242.07	0.00	1,200,845.38	0.00	0.00	1,200,845.38	380,315,242.07	33.93%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	26,033,210.49	1,005,367.39	77,145.08	0.00	0.00	1,082,512.47	25,027,843.10	33.93%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00	27.21%	24.25%
B	94989QBA7	4.453397%	44,771,000.00	44,771,000.00	0.00	166,152.54	0.00	0.00	166,152.54	44,771,000.00	19.92%	18.00%
C	94989QBB5	4.453397%	33,130,000.00	33,130,000.00	0.00	122,950.88	0.00	0.00	122,950.88	33,130,000.00	14.52%	13.38%
D	94989QBD1	4.453397%	38,503,000.00	38,503,000.00	0.00	142,890.96	0.00	0.00	142,890.96	38,503,000.00	8.24%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	48,903.76	0.00	0.00	48,903.76	17,908,000.00	5.32%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	22,007.79	0.00	0.00	22,007.79	8,059,000.00	4.01%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	24,578,112.81	0.00	37,808.49	0.00	0.00	37,808.49	24,578,112.81	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	614,486,565.37	1,005,367.39	1,957,614.78	0.00	0.00	2,962,982.17	613,481,197.98

X-A	94989QAY6	0.654206%	542,618,000.00	447,537,452.56	0.00	243,984.69	0.00	0.00	243,984.69	446,532,085.17
X-E	94989QAA8	1.176397%	17,908,000.00	17,908,000.00	0.00	17,555.77	0.00	0.00	17,555.77	17,908,000.00
X-F	94989QAC4	1.176397%	8,059,000.00	8,059,000.00	0.00	7,900.49	0.00	0.00	7,900.49	8,059,000.00
X-G	94989QAE0	1.176397%	31,339,406.00	24,578,112.81	0.00	24,094.69	0.00	0.00	24,094.69	24,578,112.81
Notional SubTotal			599,924,406.00	498,082,565.37	0.00	293,535.64	0.00	0.00	293,535.64	497,077,197.98

Deal Distribution Total					1,005,367.39	2,251,150.42	0.00	0.00	3,256,517.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	970.57819456	0.00000000	3.06460066	0.00000000	0.00000000	0.00000000	0.00000000	3.06460066	970.57819456
A-SB	94989QAW0	475.31879660	18.35616925	1.40852803	0.00000000	0.00000000	0.00000000	0.00000000	19.76469728	456.96262735
A-S	94989QAX8	1,000.00000000	0.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	3.37249994	1,000.00000000
B	94989QBA7	1,000.00000000	0.00000000	3.71116437	0.00000000	0.00000000	0.00000000	0.00000000	3.71116437	1,000.00000000
C	94989QBB5	1,000.00000000	0.00000000	3.71116450	0.00000000	0.00000000	0.00000000	0.00000000	3.71116450	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.71116432	0.00000000	0.00000000	0.00000000	0.00000000	3.71116432	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.73083315	0.00000000	0.00000000	0.00000000	0.00000000	2.73083315	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	2.73083385	0.00000000	0.00000000	0.00000000	0.00000000	2.73083385	1,000.00000000
G	94989QAQ3	784.25586018	0.00000000	1.20642012	0.93525193	71.03084532	0.00000000	0.00000000	1.20642012	784.25586018
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	824.77443166	0.00000000	0.44964356	0.00000000	0.00000000	0.00000000	0.00000000	0.44964356	822.92162289
X-E	94989QAA8	1,000.00000000	0.00000000	0.98033114	0.00000000	0.00000000	0.00000000	0.00000000	0.98033114	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	0.98033131	0.00000000	0.00000000	0.00000000	0.00000000	0.98033131	1,000.00000000
X-G	94989QAE0	784.25586018	0.00000000	0.76883046	0.00000000	0.00000000	0.00000000	0.00000000	0.76883046	784.25586018

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/22 - 12/30/22	30	0.00	1,200,845.38	0.00	1,200,845.38	0.00	0.00	0.00	1,200,845.38	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	77,145.08	0.00	77,145.08	0.00	0.00	0.00	77,145.08	0.00
X-A	12/01/22 - 12/30/22	30	0.00	243,984.69	0.00	243,984.69	0.00	0.00	0.00	243,984.69	0.00
X-E	12/01/22 - 12/30/22	30	0.00	17,555.77	0.00	17,555.77	0.00	0.00	0.00	17,555.77	0.00
X-F	12/01/22 - 12/30/22	30	0.00	7,900.49	0.00	7,900.49	0.00	0.00	0.00	7,900.49	0.00
X-G	12/01/22 - 12/30/22	30	0.00	24,094.69	0.00	24,094.69	0.00	0.00	0.00	24,094.69	0.00
A-S	12/01/22 - 12/30/22	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	12/01/22 - 12/30/22	30	0.00	166,152.54	0.00	166,152.54	0.00	0.00	0.00	166,152.54	0.00
C	12/01/22 - 12/30/22	30	0.00	122,950.88	0.00	122,950.88	0.00	0.00	0.00	122,950.88	0.00
D	12/01/22 - 12/30/22	30	0.00	142,890.96	0.00	142,890.96	0.00	0.00	0.00	142,890.96	0.00
E	12/01/22 - 12/30/22	30	0.00	48,903.76	0.00	48,903.76	0.00	0.00	0.00	48,903.76	0.00
F	12/01/22 - 12/30/22	30	0.00	22,007.79	0.00	22,007.79	0.00	0.00	0.00	22,007.79	0.00
G	12/01/22 - 12/30/22	30	2,196,754.26	67,118.73	0.00	67,118.73	29,310.24	0.00	0.00	37,808.49	2,226,064.50
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,196,754.26	2,280,460.66	0.00	2,280,460.66	29,310.24	0.00	0.00	2,251,150.42	2,226,064.50

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	0.00	138,909.90	0.00	0.00	138,909.90	41,189,000.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.453397%	44,771,000.00	44,771,000.00	0.00	166,152.54	0.00	0.00	166,152.54	44,771,000.00
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.453397%	33,130,000.00	33,130,000.00	0.00	122,950.88	0.00	0.00	122,950.88	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	0.00	428,013.32	0.00	0.00	428,013.32	119,090,000.00

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	3,256,517.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,383,236.14	Master Servicing Fee	21,230.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,123.59
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	264.57
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,931.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,383,236.14	Total Fees	26,760.12

Principal		Expenses/Reimbursements
Scheduled Principal	1,005,367.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	8,368.64
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,624.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,316.87
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,005,367.39	Total Expenses/Reimbursements	29,310.24

		Interest Reserve Deposit	76,015.36

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,251,150.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,005,367.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,256,517.81
Total Funds Collected	3,388,603.53	Total Funds Distributed	3,388,603.53

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	614,486,565.37	614,486,565.37	Beginning Certificate Balance	614,486,565.37
(-) Scheduled Principal Collections	1,005,367.39	1,005,367.39	(-) Principal Distributions	1,005,367.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	613,481,197.98	613,481,197.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	615,561,412.86	615,561,412.86	Ending Certificate Balance	613,481,197.98
Ending Actual Collateral Balance	614,078,333.67	614,078,333.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP
2,000,000 or less	4	5,832,346.30	0.95%	30	4.9437	2.382886	1.30 or less	11	192,245,064.10	31.34%	30	4.5913	0.963656
2,000,001 to 3,000,000	4	10,207,815.18	1.66%	30	4.5278	1.872178	1.31 to 1.40	4	56,154,688.39	9.15%	30	4.4686	1.374525
3,000,001 to 4,000,000	1	3,989,780.12	0.65%	28	4.0850	1.587000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	5	21,952,420.69	3.58%	28	4.6162	2.224210	1.51 to 1.60	5	30,821,291.07	5.02%	30	4.4338	1.561161
5,000,001 to 6,000,000	9	47,415,538.53	7.73%	30	4.7500	2.570323	1.61 to 1.70	2	30,899,109.46	5.04%	30	4.4923	1.666611
6,000,001 to 7,000,000	5	31,123,128.22	5.07%	29	4.6780	1.396651	1.71 to 1.80	4	27,748,553.03	4.52%	28	4.5199	1.766441
7,000,001 to 8,000,000	4	29,501,517.84	4.81%	31	4.5751	1.939391	1.81 to 1.90	5	35,271,529.35	5.75%	30	4.6785	1.859507
8,000,001 to 9,000,000	2	16,475,895.98	2.69%	30	4.0969	2.663781	1.91 to 2.00	3	32,563,270.79	5.31%	30	4.4719	1.984584
9,000,001 to 10,000,000	2	19,068,569.29	3.11%	30	4.5157	1.123292	2.01 to 2.25	4	39,096,627.13	6.37%	30	4.0775	2.153845
10,000,001 to 15,000,000	9	105,190,607.99	17.15%	30	4.4718	1.995245	2.26 to 2.50	7	45,774,202.82	7.46%	30	4.4133	2.394184
15,000,001 to 20,000,000	7	114,815,280.81	18.72%	29	4.3976	1.401406	2.51 or greater	11	62,818,749.01	10.24%	30	4.6071	3.042269
20,000,001 to 30,000,000	1	29,094,213.94	4.74%	30	4.4210	0.865800	Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
30,000,001 to 50,000,000	3	118,725,970.26	19.35%	31	4.5478	1.298728
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP	Wisconsin	3	28,465,792.85	4.64%	30	4.5184	1.912298
Arizona	1	2,228,542.12	0.36%	23	4.8000	1.724300	Totals	71	613,481,197.98	100.00%	30	4.5039	1.684234
California	6	52,514,900.83	8.56%	30	4.1732	1.973692
									Property Type³
Delaware	1	12,791,187.80	2.09%	29	3.8300	2.062100
Florida	4	50,297,440.19	8.20%	30	4.5310	1.362614		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	38,681,028.23	6.31%	31	4.8855	2.689500		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	12,360,411.01	2.01%	31	4.7490	1.280500	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP
Illinois	1	6,014,774.41	0.98%	28	4.4600	1.757400	Industrial	5	18,739,746.10	3.05%	30	4.6184	2.100028
Indiana	1	14,908,378.01	2.43%	30	4.4900	2.470500	Lodging	13	128,905,746.73	21.01%	29	4.6994	1.566796
Iowa	1	6,077,735.38	0.99%	31	4.5700	1.314000	Mixed Use	2	21,050,000.00	3.43%	29	4.1020	1.189654
Louisiana	2	12,354,461.14	2.01%	31	4.8028	0.357824	Multi-Family	8	45,626,603.04	7.44%	30	4.6317	2.025104
Massachusetts	1	1,482,600.97	0.24%	31	6.0310	3.365600	Office	10	111,506,931.11	18.18%	30	4.4808	1.574944
Michigan	2	10,424,616.39	1.70%	30	4.5179	2.901084	Other	1	6,350,000.00	1.04%	28	4.2200	1.604900
Minnesota	1	9,230,000.00	1.50%	29	4.1380	2.214800	Retail	19	207,735,464.65	33.86%	30	4.4418	1.625857
Mississippi	1	4,490,346.01	0.73%	30	5.0200	3.131100	Self Storage	2	13,478,593.39	2.20%	30	4.2148	2.875080
Nevada	3	49,153,189.29	8.01%	31	4.6685	1.441091	Totals	71	613,481,197.98	100.00%	30	4.5039	1.684234
New Mexico	1	7,394,372.92	1.21%	30	4.5300	1.835900
North Carolina	1	1,729,131.89	0.28%	30	4.5700	2.055800
North Dakota	1	10,483,867.23	1.71%	30	4.4970	1.530400
Ohio	9	43,030,434.59	7.01%	30	4.5743	1.792273
Pennsylvania	1	29,094,213.94	4.74%	30	4.4210	0.865800
Texas	7	53,853,729.91	8.78%	28	4.6283	1.398022
Utah	1	6,105,408.21	1.00%	31	5.1300	1.385700
Virginia	3	82,101,521.70	13.38%	30	4.3732	1.288023
Washington	1	8,125,000.00	1.32%	29	3.9600	2.339900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	20,916,187.80	3.41%	29	3.8805	2.170013	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	69,444,680.95	11.32%	29	4.1584	1.938143	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	19	222,430,207.72	36.26%	30	4.4112	1.668685	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	15	165,575,744.13	26.99%	31	4.6459	1.644668	49 months or greater	56	553,393,085.15	90.21%	30	4.5103	1.673671
	4.751% to 5.000%	7	52,400,809.28	8.54%	28	4.8548	0.929758	Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
	5.001% to 5.250%	2	10,595,754.22	1.73%	31	5.0834	2.125378
	5.251% to 5.500%	1	5,352,409.14	0.87%	31	5.5000	1.839800
	5.501% or greater	2	6,677,291.91	1.09%	31	5.6755	3.241593
	Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP
	60 months or less	56	553,393,085.15	90.21%	30	4.5103	1.673671	Interest Only	8	59,320,000.00	9.67%	29	4.1850	1.910019
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	36,082,260.67	5.88%	29	4.9471	2.020176
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	40	457,990,824.48	74.65%	30	4.5180	1.615759
	Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	60,088,112.83	9.79%	28	4.4448	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	18,443,887.31	3.01%	30	4.3520	1.660000	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	51	512,519,212.68	83.54%	30	4.4958	1.701457	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	3	12,591,415.87	2.05%	31	5.0493	1.792834	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	9,838,569.29	1.60%	31	4.8700	0.099300
	Totals	67	613,481,197.98	100.00%	30	4.5039	1.684234
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	155,671.53	83,832.60	0.00	N/A	07/05/25	--	41,539,485.55	41,455,652.95	01/05/23
1A	304430002				Actual/360	4.352%	69,259.27	37,297.66	0.00	N/A	07/05/25	--	18,481,184.97	18,443,887.31	01/05/23
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	170,815.00	69,792.92	0.00	N/A	08/11/25	--	42,385,856.85	42,316,063.93	01/11/23
3	304430003	OF	Naples	FL	Actual/360	4.620%	139,291.53	58,280.07	0.00	N/A	08/01/25	--	35,012,533.45	34,954,253.38	01/01/23
4	303161013	LO	Harrisburg	PA	Actual/360	4.421%	110,940.52	47,190.16	0.00	N/A	07/01/25	--	29,141,404.10	29,094,213.94	01/01/23
5	304430005	IN	Various	OH	Actual/360	4.497%	66,958.86	34,089.30	0.00	N/A	07/10/25	--	17,291,234.43	17,257,145.13	01/10/23
6	304430006	LO	Irving	TX	Actual/360	4.823%	70,092.48	23,822.46	0.00	N/A	01/05/25	--	16,878,388.09	16,854,565.63	01/05/23
7	303161017	LO	Green Bay	WI	Actual/360	4.497%	62,173.33	22,413.35	0.00	N/A	07/01/25	--	16,055,433.64	16,033,020.29	01/01/23
8	303161008	OF	Richmond	VA	Actual/360	4.278%	56,015.56	25,425.22	0.00	N/A	06/01/25	--	15,205,780.23	15,180,355.01	01/01/23
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	57,733.89	23,873.33	0.00	N/A	07/01/25	--	14,932,251.34	14,908,378.01	01/01/23
10	303161021	OF	Menlo Park	CA	Actual/360	4.192%	55,478.66	22,689.40	0.00	N/A	08/01/25	--	15,368,996.84	15,346,307.44	01/01/23
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	55,443.24	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	01/01/23
12	416000207	RT	Jacinto City	TX	Actual/360	4.700%	50,504.81	23,660.40	0.00	N/A	08/01/25	--	12,478,882.55	12,455,222.15	01/01/23
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	42,262.60	23,210.75	0.00	N/A	06/01/25	--	12,814,398.55	12,791,187.80	01/01/23
14	304430014	MF	Yuma	AZ	Actual/360	4.710%	47,173.85	22,144.56	0.00	N/A	07/01/25	02/01/25	11,631,111.07	11,608,966.51	01/01/23
15	303161024	RT	Honolulu	HI	Actual/360	4.749%	50,623.54	18,747.54	0.00	N/A	08/01/25	--	12,379,158.55	12,360,411.01	01/01/23
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	44,180.33	21,998.09	0.00	N/A	08/01/25	--	11,300,923.38	11,278,925.29	01/01/23
17	303161007	RT	Dallas	TX	Actual/360	4.280%	38,675.69	21,555.44	0.00	N/A	06/01/25	--	10,493,856.09	10,472,300.65	01/01/23
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	40,711.86	19,000.63	0.00	N/A	08/01/25	--	10,037,853.21	10,018,852.58	01/01/23
19	416000209	MF	Baton Rouge	LA	Actual/360	4.870%	41,335.32	18,166.47	0.00	N/A	08/01/25	--	9,856,735.76	9,838,569.29	04/01/20
20	303161016	LO	Grand Forks	ND	Actual/360	4.497%	40,654.66	14,655.91	0.00	N/A	07/01/25	--	10,498,523.14	10,483,867.23	01/01/23
21	303161015	LO	Kimberly	WI	Actual/360	4.497%	40,412.66	14,568.68	0.00	N/A	07/01/25	--	10,436,031.95	10,421,463.27	01/01/23
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	30,480.51	17,124.16	0.00	N/A	08/01/25	--	8,368,020.14	8,350,895.98	01/01/23
24	440000460	SS	Fort Worth	TX	Actual/360	4.566%	32,189.71	16,573.97	0.00	N/A	01/01/25	--	8,186,946.64	8,170,372.67	01/01/23
25	303161010	OF	Edina	MN	Actual/360	4.138%	32,889.05	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	01/01/23
26	304430026	LO	Various	OH	Actual/360	5.000%	28,443.20	30,952.82	0.00	N/A	04/01/25	--	6,606,163.04	6,575,210.22	01/01/23
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	29,311.36	14,263.41	0.00	N/A	08/05/25	--	7,399,781.77	7,385,518.36	01/05/23
28	303161009	RT	University Place	WA	Actual/360	3.960%	27,706.25	0.00	0.00	N/A	06/01/25	--	8,125,000.00	8,125,000.00	01/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	416000203	LO	Troutville	VA	Actual/360	4.760%	28,835.00	13,206.15	0.00	N/A	08/01/25	--	7,034,832.71	7,021,626.56	01/01/23
30	304430030	SS	Folsom	CA	Actual/360	4.040%	27,831.11	0.00	0.00	N/A	06/01/25	--	8,000,000.00	8,000,000.00	01/01/23
31	304430031	LO	Tampa	FL	Actual/360	4.590%	23,038.41	27,963.02	0.00	N/A	05/01/25	--	5,828,820.76	5,800,857.74	01/01/23
32	600928679	RT	Las Cruces	NM	Actual/360	4.530%	28,884.27	10,267.87	0.00	N/A	07/11/25	--	7,404,640.79	7,394,372.92	01/11/23
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	29,346.84	0.00	0.00	N/A	08/01/25	--	7,700,000.00	7,700,000.00	01/01/23
35	304430035	MF	Des Moines	IA	Actual/360	4.570%	23,964.00	11,795.71	0.00	N/A	08/01/25	--	6,089,531.09	6,077,735.38	01/01/23
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	27,018.29	10,785.44	0.00	N/A	08/01/25	--	6,116,193.65	6,105,408.21	12/01/22
37	304430037	RT	St. Charles	IL	Actual/360	4.460%	23,140.39	10,497.18	0.00	N/A	05/01/25	--	6,025,271.59	6,014,774.41	01/01/23
38	304430038	LO	Cordele	GA	Actual/360	5.500%	25,415.37	13,886.23	0.00	N/A	08/01/25	--	5,366,295.37	5,352,409.14	01/01/23
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	23,174.68	10,056.62	0.00	N/A	08/01/25	--	5,713,913.77	5,703,857.15	01/01/23
40	303161001	98	Miami	FL	Actual/360	4.220%	23,075.19	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	01/01/23
41	304430041	LO	Savannah	GA	Actual/360	5.574%	24,997.73	13,350.17	0.00	N/A	08/05/25	--	5,208,041.11	5,194,690.94	01/05/23
42	610929590	MF	El Paso	TX	Actual/360	4.330%	18,268.31	14,833.07	0.00	N/A	06/11/25	--	4,899,495.46	4,884,662.39	01/11/23
43	304430043	OF	Austin	TX	Actual/360	4.964%	22,520.15	9,557.27	0.00	N/A	08/05/25	--	5,268,418.08	5,258,860.81	01/05/23
44	304430044	SS	Marina	CA	Actual/360	4.190%	18,539.86	10,766.16	0.00	N/A	05/01/25	--	5,138,463.57	5,127,697.41	01/01/23
45	416000208	RT	Wayland	MI	Actual/360	4.575%	20,714.48	8,229.47	0.00	N/A	08/01/25	--	5,258,037.89	5,249,808.42	01/01/23
46	416000199	OF	Sebring	FL	Actual/360	4.660%	20,110.79	8,282.21	0.00	N/A	08/01/25	--	5,011,688.90	5,003,406.69	01/01/23
47	304430047	LO	Pearl	MS	Actual/360	5.020%	19,464.63	12,459.07	0.00	N/A	07/01/25	--	4,502,805.08	4,490,346.01	01/01/23
48	304430048	MF	Rochester Hills	MI	Actual/360	4.460%	19,902.29	7,330.52	0.00	N/A	06/01/25	--	5,182,138.49	5,174,807.97	01/01/23
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,911.51	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	01/01/23
51	303161002	RT	Creve Coeur	MO	Actual/360	4.220%	18,532.83	0.00	0.00	N/A	05/01/25	02/01/25	5,100,000.00	5,100,000.00	01/01/23
53	304430053	RT	Powell	OH	Actual/360	4.450%	15,806.61	12,396.30	0.00	N/A	05/01/25	--	4,124,957.18	4,112,560.88	01/01/23
54	303161006	RT	Fort Lauderdale	FL	Actual/360	4.085%	14,078.75	12,548.32	0.00	N/A	05/01/25	--	4,002,328.44	3,989,780.12	01/01/23
56	440000455	OF	Various	Various	Actual/360	4.800%	17,548.69	5,798.92	0.00	12/01/24	12/01/44	--	4,245,650.33	4,239,851.41	01/01/23
57	304430057	SS	Wilmington	NC	Actual/360	4.410%	16,028.59	6,030.89	0.00	N/A	06/01/25	--	4,220,827.00	4,214,796.11	01/01/23
58	304430058	SS	Wilmington	NC	Actual/360	4.460%	16,032.40	5,905.14	0.00	N/A	06/01/25	--	4,174,500.50	4,168,595.36	01/01/23
59	303161014	RT	Las Vegas	NV	Actual/360	4.495%	16,353.68	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	01/01/23
61	440000458	OF	San Diego	CA	Actual/360	4.560%	15,314.00	0.00	0.00	N/A	01/01/25	--	3,900,000.00	3,900,000.00	01/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
62	304430062	RT	Cary	NC	Actual/360	4.460%	12,827.12	6,624.17	0.00	N/A	07/05/25	--	3,339,913.68	3,333,289.51	01/05/23
63	303161005	SS	Sugar Hill	GA	Actual/360	4.282%	11,110.54	6,222.37	0.00	N/A	05/01/25	--	3,013,209.73	3,006,987.36	01/01/23
64	303161004	SS	Cumming	GA	Actual/360	4.282%	10,287.54	5,761.45	0.00	N/A	05/01/25	--	2,790,009.02	2,784,247.57	01/01/23
65	303161019	RT	Reno	NV	Actual/360	4.763%	10,733.82	4,939.12	0.00	N/A	07/01/25	--	2,617,064.48	2,612,125.36	01/01/23
66	610929588	MF	El Paso	TX	Actual/360	4.380%	9,220.75	4,942.35	0.00	N/A	06/11/25	--	2,444,740.32	2,439,797.97	01/11/23
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	9,851.26	3,969.85	0.00	N/A	08/01/25	--	2,519,861.70	2,515,891.85	01/01/23
68	303161018	RT	San Diego	CA	Actual/360	4.420%	10,048.13	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	01/01/23
69	410929061	RT	Apex	NC	Actual/360	4.570%	6,816.13	2,925.20	0.00	N/A	07/11/25	--	1,732,057.09	1,729,131.89	01/11/23
70	304430070	IN	Palmer	MA	Actual/360	6.031%	7,718.33	3,590.13	0.00	N/A	08/05/25	--	1,486,191.10	1,482,600.97	01/05/23
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,753.05	2,966.78	0.00	N/A	06/11/25	--	1,491,287.09	1,488,320.31	01/11/23
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,591.35	2,150.94	0.00	N/A	08/11/25	--	1,134,444.07	1,132,293.13	12/11/22
Totals							2,383,236.14	1,005,367.39	0.00				614,486,565.37	613,481,197.98
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,988,555.00	6,710,911.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	1,935,171.00	01/01/22	06/30/22	06/13/22	5,705,130.27	989,749.29	0.00	0.00	0.00	0.00
3	1,859,917.00	2,212,055.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,123,109.81	2,656,394.13	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,082,888.72	1,964,123.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	323,229.73	1,302,769.58	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,378,922.97	2,189,102.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,896,134.78	659,435.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,277,134.68	2,114,297.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,973,677.24	1,611,218.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,226,251.36	270,522.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,474,677.93	1,192,416.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,620,431.00	1,298,700.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	976,933.60	830,949.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,236,403.99	2,160,188.39	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,466,681.00	1,093,271.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,870,440.73	1,474,920.97	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	125,923.37	0.00	--	--	11/14/22	2,003,798.20	149,668.78	50,878.94	1,808,225.55	70,631.04	0.00
20	599,239.13	1,159,788.73	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	768,928.09	1,465,267.43	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,605,307.00	1,287,203.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	924,939.84	747,550.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,066,470.30	735,379.30	01/01/22	06/30/22	12/12/22	0.00	0.00	0.00	0.00	0.00	0.00
27	1,037,374.41	469,945.39	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	776,029.83	573,035.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,036,522.80	977,634.89	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	809,064.40	700,774.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	968,126.28	725,984.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	491,679.00	429,285.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	288,281.33	394,997.20	01/01/21	06/30/21	--	0.00	0.00	37,698.40	37,698.40	0.00	0.00
37	706,937.00	596,874.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	664,609.00	723,003.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,409,509.49	1,101,285.37	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,500.00	327,341.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,352,674.10	1,658,640.98	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	832,981.04	621,483.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	960,400.32	176,395.94	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	641,119.00	721,393.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	779,948.77	658,783.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	656,692.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,139,144.00	965,966.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,195,799.00	891,724.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	752,307.76	601,129.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	499,822.00	364,078.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	402,727.92	407,305.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	125,064.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	608,091.97	465,125.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	263,629.12	236,496.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	396,493.76	310,385.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	200,020.40	188,766.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	284,903.08	215,087.52	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	247,924.76	194,471.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	529,749.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	193,488.52	154,832.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	168,221.64	147,636.69	01/01/22	09/30/22	--	0.00	0.00	6,722.75	6,722.75	0.00	0.00
Totals	59,596,969.88	53,196,562.14				7,708,928.47	1,139,418.07	95,300.09	1,852,646.70	70,631.04	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	1	9,838,569.29	1	42,316,063.93	1	9,838,569.29	0	0.00	0	0.00	0	0.00	4.503877%	4.426889%	30
12/16/22	2	46,631,507.18	0	0.00	1	9,856,735.76	1	42,385,856.85	1	9,856,735.76	0	0.00	0	0.00	0	0.00	4.503970%	4.426967%	31
11/18/22	0	0.00	0	0.00	2	52,337,024.20	1	42,460,867.39	1	9,876,156.81	1	42,460,867.39	0	0.00	0	0.00	4.504069%	4.427050%	32
10/17/22	0	0.00	0	0.00	2	52,424,245.40	1	42,530,079.09	1	9,894,166.31	0	0.00	0	0.00	0	0.00	4.504160%	4.427126%	33
09/16/22	0	0.00	0	0.00	2	52,517,965.42	1	42,604,529.35	1	9,913,436.07	0	0.00	0	0.00	0	0.00	4.504234%	4.427196%	34
08/17/22	0	0.00	0	0.00	2	52,604,454.31	1	42,673,164.42	1	9,931,289.89	0	0.00	0	0.00	0	0.00	4.504323%	4.427271%	35
07/15/22	0	0.00	0	0.00	2	52,690,593.15	1	42,741,524.00	1	9,949,069.15	0	0.00	0	0.00	0	0.00	4.504683%	4.427686%	35
06/17/22	0	0.00	0	0.00	2	52,783,269.82	1	42,815,152.82	1	9,968,117.00	0	0.00	1	29,359.88	0	0.00	4.504777%	4.427765%	36
05/17/22	0	0.00	0	0.00	2	52,868,684.95	1	42,882,942.48	0	0.00	0	0.00	0	0.00	0	0.00	4.504886%	4.427849%	37
04/18/22	0	0.00	0	0.00	2	52,960,664.00	1	42,956,021.91	0	0.00	0	0.00	0	0.00	0	0.00	4.504978%	4.427926%	38
03/17/22	0	0.00	0	0.00	2	53,045,361.18	1	43,023,246.15	0	0.00	0	0.00	0	0.00	0	0.00	4.505063%	4.427997%	39
02/17/22	0	0.00	0	0.00	2	53,150,518.78	1	43,106,944.79	0	0.00	0	0.00	0	0.00	0	0.00	4.505168%	4.428086%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	416000209	04/01/20	32	6	50,878.94	1,808,225.55	166,877.01	10,422,768.63	05/22/20	7			06/01/22
36	416000177	12/01/22	0	B	37,698.40	37,698.40	7,534.00	6,116,193.65	07/13/20	13
72	410929969	12/11/22	0	A	6,722.75	6,722.75	0.00	1,134,444.07
Totals					95,300.09	1,852,646.70	174,411.01	17,673,406.35
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		28,924,938	28,924,938	0		0
25 - 36 Months		580,316,408	528,161,775	0		52,154,633
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,239,851	4,239,851	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	613,481,198	603,642,629	0	0	0	9,838,569
Dec-22	614,486,565	557,998,322	46,631,507	0	0	9,856,736
Nov-22	615,556,272	563,219,248	0	0	42,460,867	9,876,157
Oct-22	616,553,483	564,129,237	0	0	42,530,079	9,894,166
Sep-22	617,586,088	565,068,122	0	0	0	52,517,965
Aug-22	618,575,330	565,970,876	0	0	0	52,604,454
Jul-22	626,178,404	573,487,811	0	0	0	52,690,593
Jun-22	627,242,124	574,458,854	0	0	0	52,783,270
May-22	628,261,134	575,392,449	0	0	9,985,742	42,882,942
Apr-22	629,316,922	576,356,258	0	0	10,004,642	42,956,022
Mar-22	630,298,535	577,253,174	0	0	10,022,115	43,023,246
Feb-22	631,487,194	578,336,675	0	0	10,043,574	43,106,945
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928804	42,316,063.93	42,316,063.93	47,100,000.00	05/10/22	1,842,610.00	1.27630	06/30/22	08/11/25	270
19	416000209	9,838,569.29	10,422,768.63	9,500,000.00	09/26/22	70,923.37	0.09930	12/31/20	08/01/25	270
26	304430026	6,575,210.22	6,575,210.22	11,300,000.00	11/01/22	678,622.80	0.95210	06/30/22	04/01/25	146
36	416000177	6,105,408.21	6,116,193.65	14,300,000.00	05/01/22	314,313.20	1.38570	06/30/21	08/01/25	270
Totals		64,835,251.65	65,430,236.43	82,200,000.00		2,906,469.37

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310928804	RT	NV	06/01/20	98
Loan transferred for Imminent Monetary Default at Borrowers request as a result of the COVID-19 pandemic. A Reinstatement Agreement was executed in September 2022 and the Loan was brought current.

19	416000209	MF	LA	05/22/20	7

A Receiver took over Property management on November 8, 2021 and Special Servicer filed an uncontested foreclosure action. The Sheriff conducted a June 1, 2022 foreclosure sale. The property is 55% occupied and has 56 units off line from a flood. Specia l Servicer has engaged Vintage Realty to sell the property; their marketing campaign was kicked off in early November 2022.

26	304430026	LO	OH	06/18/20	1

The Loan transferred due to Monetary Default stemming from the impact of COVID-19. Upon transfer to Special Servicing, Borrower and Special Servicer engaged in discussions relating to a short-term forbearance agreement. The Lender and

Borrower executed a forbearance in June 2021. It was subsequently discovered that the Borrower had two liens totaling $300,000 that need to be removed. Negotiations are in process. Special Servicer received CCR approval to amend the previously executed forbearance agreement and allow the Borrower to pay off the outstanding EIDLs. The Borrower reached out requesting additional time to pay back the EIDLs.

36	416000177	LO	UT	07/13/20	13

Loan transferred for Imminent Monetary Default at Borrowers request as a result of the COVID-19 pandemic. The Loan subsequently went into payment default. A Settlement Agreement is currently being documented.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	310928804	0.00	4.68000%	0.00	4.68000%	8	09/30/22	09/30/22	--
26	304430026	7,546,589.99	5.00000%	7,546,589.99 5.00000%		10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	370,822.84	4,254,708.83	40.52%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	0.00	351,992.60	6.86%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	99,888.71	2,134,142.89	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			23,160,878.56	338,100,000.00	19,680,649.83	3,772,186.90	19,680,649.83	15,908,462.93	7,252,415.63	0.00	491,179.42	6,761,236.21

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	304430022	10/17/22	0.00	0.00	4,254,708.83	0.00	0.00	197.39	0.00	0.00	4,254,708.83
		12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
50	304430050	08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00	351,992.60
52	303161003	09/16/22	0.00	0.00	2,134,142.89	0.00	0.00	4.41	0.00	0.00	2,134,142.89
		04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,761,236.21	0.00	(57.42)	6,761,293.63	0.00	0.00	6,761,293.63

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	9,124.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	933.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	8,368.64	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	383.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,624.73	0.00	1,316.87	8,368.64	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		29,310.24

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes

None

© 2021 Computershare. All rights reserved. Confidential.	Page 31 of 31